Summary of Significant Accounting Policies - Schedule of Shares Issuable Could Potentially Dilute Future Earnings (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	1,744,346,896	1,744,346,896	1,744,346,896	1,744,346,896
Series A Preferred Stock [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	584,793,654	584,793,654
Warrants [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	975,288,919	975,288,919	975,288,919	975,288,919
Stock Options [Member]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings [Line Items]
Shares excluded from the calculation of diluted loss per share	184,264,323	184,264,323	184,264,323	184,264,323